Convertible Preferred Stock Warrant - Fair Value of Convertible Preferred Stock Warrant Liability (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Series C Convertible Preferred Stock Warrant
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected term (in years)		5 years 3 months 18 days	2 years
Expected volatility		30.00%	30.00%
Risk-free interest rate		1.70%	0.40%
Expected dividend yield		0.00%	0.00%
Common Stock Warrant
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected term (in years)	5 years
Expected volatility	31.80%
Risk-free interest rate	1.60%
Expected dividend yield	0.00%